SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consulting fees	$ 327	$ 194	$ 286
Filing fees	51	43	94
General office expenses	105	74	220
Investor relations	149	54	32
Management fees	433	467	745
Professional fees	94	158	182
Salaries and benefits		248	586
Total	$ 1,159	$ 1,238	$ 2,145